Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2016
Subsequent Event [Line Items]
Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale

	Held for sale	Held for use	Total
2017	$1,574	$11,333	$12,907
2018	2,603	12,065	14,668
2019	52	1,120	1,172
2020	1,771	19,199	20,970
2021	-	13,672	13,672
Total	$6,000	$57,389	$63,389

Secured Credit Facility [Member]
Subsequent Event [Line Items]
Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale

	Held for sale	Held for use	Total
2017	$-	$916	$916
2018	-	930	930
2019	6,000	27,691	33,691
2020	-	14,180	14,180
2021	-	13,672	13,672
Total	$6,000	$57,389	$63,389